Cover Page	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Spring Bank Pharmaceuticals, Inc.
Entity Central Index Key	0001566373
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true